UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):  [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Lawrence T. Perera
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-06167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch Boston, MA  November 3, 2010
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings
of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	8

Form 13F Information Table Entry Total:	19

Form 13F Information Table Value Total:	20210438

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136	Brian C. Broderick (12)*
2	28-5362		John M. Cornish
3	28-471		Fiduciary Trust Company
4	28-2724		Marion Fremont-Smith
5	28-11134	Stephen W. Kidder (35) *
6 	28-06165	Michael J. Puzo (25)*
7 	28-10379	Kurt F. Somerville (32)*
8	28-262		Welch & Forbes, Inc.

* Refers to manager number on attached detail in item 7.



AS OF SEPTEMBER 30, 2010   FORM 13F  SEC FILE # LAWRENCE T PERERA / 28-06167

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


ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED          000375204       239184      11325           XX                        8525
                          ADR                                                            XX     12,32              2800

ABBOTT LABS               COMMON STOCK       002824100       261200       5000           XX                        4600
                                                                                         XX     12,32              400

APTARGROUP INC            COMMON STOCK       038336103       355084       7775           XX                        5775
                                                                                         XX     12,32              2000

CANADIAN NATIONAL         COMMON STOCK       136375102       456143       7125           XX                        5825
RAILWAY CO                                                                               XX     12,32              1300

DEERE & COMPANY           COMMON STOCK       244199105       281213       4030           XX                        2980
                                                                                         XX     12,32              1050

E M C CORP                COMMON STOCK       268648102       201069       9900           XX                        7300
                                                                                         XX     12,32              2600

EMERSON ELECTRIC CO       COMMON STOCK       291011104       453560       8613           XX                        6763
                                                                                         XX     12,32              1850

ENCANA CORP               COMMON STOCK       292505104       228237       7550           XX                        5350
                                                                                         XX     12,32              2200

EXXON MOBIL CORP          COMMON STOCK       30231G102       665787      10775           XX                        9525
                                                                                         XX     12,32              1250

GENERAL ELECTRIC CO       COMMON STOCK       369604103       293638      18070           XX                       15720
                                                                                         XX     12,32              2350

INTEL CORPORATION         COMMON STOCK       458140100       404467      21066           XX                       15366
                                                                                         XX     12,32              5700

JOHNSON & JOHNSON         COMMON STOCK       478160104       694261      11205           XX                        9797
                                                                                         XX     12,32              1408

NOVARTIS AG ADR           COMMON STOCK       66987V109       243944       4230           XX                        3430
                                                                                         XX     12,32              800

PEPSICO INC               COMMON STOCK       713448108       321902       4845           XX                        4445
                                                                                         XX     12,32              400

PRICE T ROWE GROUP INC    COMMON STOCK       74144T108     10736943     214500           XX                       214500

PROCTER & GAMBLE CO       COMMON STOCK       742718109       447017       7454           XX                        6454
                                                                                         XX     12,32              1000

3 M COMPANY               COMMON STOCK       88579Y101       620844       7160           XX                        6360
                                                                                         XX     12,32              800

VANGUARD TAX MANAGED      EUROPE PACIFIC      921943858     2005198      58088           XX                       58088
FUND                      ETF

VANGUARD INTL EQUITY      EMERGING MARKETS    922042858     1300747      28613           XX                       28613
INDEX FUND                ETF

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